[P-I-C LOGO]
SMALL CAP.
GROWTH FUND

Annual Report
October 31, 1997

[P-I-C LOGO]                Message to Shareholders
SMALL CAP.
GROWTH FUND

Dear Shareholder,

The following are interviews with the members of the investment team at Provident Investment Counsel. We hope this will provide you additional information and insight to the investment management process and performance of the P-I-C Small Cap Growth Fund. In addition to the information in this Annual Report, we will be sending the regular quarterly update along with your statement.

Thank you for your continued confidence in Provident Investment Counsel.



P-I-C SMALL CAP GROWTH FUND

QUESTION: How did the P-I-C Small Cap Growth Fund perform relative to the broad market during the fiscal year ended October 31, 1997?

ANSWER: The Lipper Small Company Fund Index rose 17.75% for the fiscal year and 15.14% from January 1, 1997 through October 31, while the Fund's total returns were 5.15% and 4.56% in the same periods.

QUESTION: The past year has been the most volatile period to date for small company growth stocks. What has caused this volatility?

ANSWER: As we have discussed in prior reports, the calendar year 1997 began with investor concerns surrounding interest rates, a strong dollar and the predictability of corporate earnings going forward. These concerns led investors away from smaller capitalization stocks to larger, more liquid issues. After the end of the first quarter, investors were reassured by positive earnings reports along with the realization that valuation levels of smaller issues relative to large cap stocks were at or near the troughs of 1990. These compelling valuations and "reassuring" earnings reports caused an investor rotation back to smaller issues. Looking forward, these positive fundamentals combined with excellent valuations of small and mid-sized companies relative to large companies bodes well for the Fund.

QUESTION: Why have we seen such a significant performance differential between small cap value and small cap growth stocks over the last year?

ANSWER: Small company growth issues bore the brunt of the investor sentiment during the first quarter of 1997. Many issues saw more than double digit percentage declines without any change in company fundamentals. Small

[P-I-C LOGO]                Message to Shareholders
SMALL CAP.
GROWTH FUND

company value issues were less affected in the first quarter and have also benefited by a strong economy with relatively low interest rates. In general the high-growth, high-multiple issues have not been rewarded this year. For example, the Fund has been over-weighted in software vs. hardware technology companies. Investors have favored the more highly-leveraged hardware companies as opposed to higher-quality, high-growth software companies. In addition, with the concerns and uncertainties that surround the Asian situation, investors have favored low P/E, less-aggressive companies that have more of a value tilt.

QUESTION: What is the outlook for the Small Cap Growth Issues in the months ahead?

ANSWER: As of the writing of this report, the month of November 1997 proved that currently the small cap growth segment of the market remains out of favor with investors. During November this was the only equity segment, broken out by investment style and size, that reported negative performance. This mainly reflected investors' desire for safety and quality and less on specific fundamental news in the sector. In fact, the relative valuations for small cap growth companies are at their historical lows. If the earnings of the large multi-national corporations do slow in the near future, as many market experts are predicting, the small cap sector of the market may be poised for a period of strong relative performance.

Given the global currency and economic issues that have arisen recently, particularly those in the Southeast Asian region, our expectations are U.S. economic growth to moderate in 1998. Furthermore, if there is a slowdown, we expect growth issues, as they have in the past, to provide performance leadership over their cyclical counterparts.

[P-I-C LOGO]                Message to Shareholders
SMALL CAP.
GROWTH FUND

                PIC SMALL CAP PORTFOLIO vs. RUSSELL 2000 GROWTH*

                                         3 Year Earnings
                       3 Year Sales         Per Share         Pretax      Return On
                          Growth              Growth          Margin        Equity      Reinvest. Rate
                       ------------      ---------------      ------      ---------     --------------
Superiority Factor        1.5X               1.4X              1.1X         1.1X           1.2X
PIC                      41.1%              41.3%             16.8%        19.1%          19.3%
Russell 2000 Growth      28.2%              29.6%             15.0%        18.0%          16.7%

----------------
* As of 10/31/97


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN P-I-C SMALL CAP GROWTH FUND AND THE RUSSELL 2000 GROWTH INDEX.


                       PIC Small C        Russell 2000
                       ------------      -------------
10/01/93                 10,000              10,000
10/31/93                 10,172              10,300
04/30/94                  9,478               9,900
10/31/94                 10,055              10,200
04/30/95                 10,514              10,700
10/31/95                 14,567              12,300
04/30/96                 18,823              14,900
10/31/96                 18,067              13,900
04/30/97                 14,948              12,916
10/31/97                 19,005              16,879

                          Average Annual Total Return
                        One Year        Since Inception
                          5.15%              17.00%

Past performance is not predictive of future performance.

[P-I-C LOGO]                Statement of Assets and Liabilities
SMALL CAP.                  as of October 31, 1997
GROWTH FUND

============================================================================
ASSETS
----------------------------------------------------------------------------
Investment in P-I-C Small Cap. Portfolio, at value             $ 105,538,102
Receivables:
    Fund shares sold                                                  59,956
    From Provident Investment Counsel, Inc. (Note 3)                  13,272
----------------------------------------------------------------------------
Total assets                                                     105,611,330

============================================================================
LIABILITIES
----------------------------------------------------------------------------
Payables:
    For Investments purchased in P-I-C Small Cap. Portfolio           59,956
    Deferred Trustees' compensation (Note 3)                          11,338
Accrued expenses                                                      20,837
----------------------------------------------------------------------------
Total liabilities                                                     92,131

============================================================================
NET ASSETS
----------------------------------------------------------------------------
Applicable to 4,382,561 shares of beneficial
    interest outstanding                                       $ 105,519,199

============================================================================
NET ASSET VALUE PER SHARE                                      $       24.08
----------------------------------------------------------------------------

============================================================================
SOURCE OF NET ASSETS
----------------------------------------------------------------------------
Paid-in capital                                                $  90,512,328
Accumulated net investment loss                                     (821,141)
Undistributed net realized gain on investments                    11,780,610
Net unrealized appreciation on investments                         4,047,402
----------------------------------------------------------------------------
NET ASSETS                                                     $ 105,519,199
----------------------------------------------------------------------------

See Notes to Financial Statements.

[P-I-C LOGO]                  STATEMENT OF OPERATIONS
SMALL CAP.                    Year ended October 31, 1997
GROWTH FUND

============================================================
INVESTMENT INCOME
------------------------------------------------------------
Net investment loss from Portfolio             $   (808,092)

============================================================
Expenses
------------------------------------------------------------
    Administration fees (Note 3)                    344,603
    Transfer agent's fee                             19,199
    Trustees' fees                                   11,707
    Legal fee                                        11,223
    Audit fee                                        10,300
    Reports to shareholders                           9,500
    Custody and accounting services fee               6,000
    Registration fee                                  5,001
    Miscellaneous                                    11,273
------------------------------------------------------------
    Total expenses                                  428,806
    Less, reimbursement/waiver by Provident
        Investment Counsel, Inc. (Note 3)          (428,806)
------------------------------------------------------------
      Net expenses                                        0
============================================================
Net investment loss                                (808,092)

============================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
------------------------------------------------------------
    Net realized gain on investments             74,102,539
    Change in net unrealized depreciation
        on investments                          (68,286,326)
------------------------------------------------------------
Net gain on investments                           5,816,213

============================================================
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                              $  5,008,121
------------------------------------------------------------

[P-I-C LOGO]                  STATEMENT OF CHANGES IN NET ASSETS
SMALL CAP.
GROWTH FUND

===================================================================================
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------
                                                        Year             Year
                                                       ended            ended
From operations:                                  Oct. 31, 1997     Oct. 31, 1996
-----------------------------------------------------------------------------------
Net investment loss                               $    (808,092)    $  (1,029,669)
Net realized gain on investments                     74,102,539        15,463,565
Change in net unrealized (depreciation)
    appreciation on investments                     (68,286,326)       18,564,877
-----------------------------------------------------------------------------------
Net increase in net assets resulting
    from operations                                   5,008,121        32,998,773

===================================================================================
Distributions to shareholders:
From net realized capital gains                      (2,548,960)              -0-

===================================================================================
Transactions in shares of beneficial interest:
    Purchases of 5,598,735 and 1,863,518
        shares, respectively                        131,997,374        41,179,324
    Value of 110,728 and 0 shares
        issued in payment of
        dividends, respectively                       2,548,960               -0-
    Redemptions of 9,783,763 and 378,540
        shares, respectively                       (227,575,148)       (8,396,584)
-----------------------------------------------------------------------------------
    Net (decrease) increase in net assets
        resulting from share transactions           (93,028,814)       32,782,740

===================================================================================
Total (decrease) increase in net assets             (90,569,653)       65,781,513
===================================================================================
NET ASSETS
-----------------------------------------------------------------------------------
Beginning of year                                   196,088,852       130,307,339
-----------------------------------------------------------------------------------
End of year                                       $ 105,519,199     $ 196,088,852
-----------------------------------------------------------------------------------

See Notes to Financial Statements.

[P-I-C LOGO]                  FINANCIAL HIGHLIGHTS
SMALL CAP.
GROWTH FUND

====================================================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                               Year                Year              Year                Year        Sept. 30, 1993*
                                              ended               ended             ended               ended             through
                                          Oct. 31, 1997       Oct. 31, 1996     Oct. 31, 1995      Oct. 31, 1994      Oct. 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of year                                    $ 23.19            $ 18.69            $ 12.90            $ 13.05           $ 12.83
Income from investment
  operations:
    Net investment loss                         (.40)              (.10)              (.07)              (.06)             (.01)
    Net realized and unrealized
       gain (loss) on investments               1.58               4.60               5.86               (.09)              .23
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                1.18               4.50               5.79               (.15)              .22
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
  From net realized gains                       (.29)               -0-                -0-                -0-               -0-
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                 $ 24.08            $ 23.19            $ 18.69            $ 12.90           $ 13.05
====================================================================================================================================
Total return                                    5.15%             24.08%             44.88%             (1.15%)           19.50%++
====================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (millions)                                 $ 105.5            $ 196.1            $ 130.3            $  84.3           $  82.6
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: +**
    Expenses                                    1.00%              1.00%              1.00%              1.00%             1.00%++
    Net investment loss                        (0.48%)             (.60%)             (.51%)             (.49%)            (.79%)++

*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of expense reimbursements and waivers, allocated from P-I-C Small Cap. Portfolio. If the expense reimbursements and waivers, with respect to the Fund and P-I-C Small Cap. Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.25%, 1.25%, 1.34%, 1.47% and 1.22%, respectively.

++Annualized.

See Notes to Financial Statements.

[P-I-C LOGO]                  NOTES TO FINANCIAL STATEMENTS
SMALL CAP.                    October 31, 1997
GROWTH FUND

1 - ORGANIZATION

      P-I-C Small Cap. Growth Fund (the "Fund") is one of several series of P-I-C Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the P-I-C Small Cap. Portfolio (the "Portfolio"), a separate, registered management investment company having the same investment objective as the Fund. At October 31, 1997, the Fund owned 76.00% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets

[P-I-C LOGO]                  NOTES TO FINANCIAL STATEMENTS,
SMALL CAP.                    CONTINUED
GROWTH FUND

      and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES

      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund, but waived its fee of $334,603 for the year ended October 31, 1997. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. The amount of reimbursement for the year ended October 31, 1997 was $94,203. ICAC receives an annual fee for its services at the rate of $10,000.

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of the Administrator.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

[P-I-C LOGO]                  NOTES TO FINANCIAL STATEMENTS,
SMALL CAP.                    CONTINUED
GROWTH FUND

4 - INVESTMENT TRANSACTIONS

      Additions and reductions in the Fund's investment in the Portfolio aggregated $132,057,728 and $227,635,837, respectively. Included in reductions in investment is $193,487,607 representing the value of securities disposed of in payment of a redemption in kind resulting in a realized gain of $61,553,896. Since this realized gain will not be distributed to shareholders, it has been reclassified to paid-in-capital.

5 - DIVIDEND DECLARATION

      On December 1, 1997, the Board of Trustees declared a dividend from long-term capital gain of $1.925 per share payable on December 3, 1997 to shareholders of record December 1, 1997 and ex-dividend as of December 2, 1997.

[P-I-C LOGO]                  INDEPENDENT AUDITOR'S REPORT
SMALL CAP.
GROWTH FUND

To the Board of Trustees of
   P-I-C Investment Trust
   and the Shareholders of
   P-I-C Small Cap. Growth Fund

We have audited the accompanying statement of assets and liabilities of P-I-C Small Cap. Growth Fund (a series of P-I-C Investment Trust) as of October 31, 1997, the related statement of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of P-I-C Small Cap. Growth Fund as of October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                    McGladrey & Pullen, LLP


New York, New York
December 5, 1997

[P-I-C LOGO]                  STATEMENT OF NET ASSETS
SMALL CAP.                    as of October 31, 1997
PORTFOLIO

===============================================================================================
                                                                                  Percentage of
EQUITY SECURITIES - 98.5%                          Shares             Value         Net Assets
-----------------------------------------------------------------------------------------------
AIR FREIGHT .. 0.8%
-----------------------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.*                        34,900          $1,055,725           0.8%
===============================================================================================
AIRLINES .. 0.3%
-----------------------------------------------------------------------------------------------
Ryanair Holdings PLC*                              18,800             470,000           0.3%
===============================================================================================
APPAREL AND SHOES .. 1.7%
-----------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.*                           32,400             842,400           0.6%
Coldwater Creek, Inc.*                             24,500             710,500           0.5%
Pacific Sunwear of California*                     30,850             852,231           0.6%
-----------------------------------------------------------------------------------------------
      Total Apparel and Shoes                                       2,405,131           1.7%
===============================================================================================
AUTO PARTS .. 1.2%
-----------------------------------------------------------------------------------------------
Gentex Corp.*                                      48,900           1,198,050           0.9%
Keystone Automotive Industries, Inc.*              22,000             486,750           0.3%
-----------------------------------------------------------------------------------------------
      Total Auto Parts                                              1,684,800           1.2%
===============================================================================================
BANKS .. 0.9%
-----------------------------------------------------------------------------------------------
Hamilton Bancorp., Inc.*                           39,900           1,216,950           0.9%
===============================================================================================
BEVERAGE/FOOD .. 0.3%
-----------------------------------------------------------------------------------------------
Fine Host Corp.*                                   14,500             406,000           0.3%
===============================================================================================
BIOTECHNOLOGY .. 0.6%
-----------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.*                       9,600             772,800           0.6%
===============================================================================================
BUILDER .. 0.5%
-----------------------------------------------------------------------------------------------
Palm Harbor Homes, Inc.*                           25,443             680,600           0.5%

[P-I-C LOGO]                  STATEMENT OF NET ASSETS
SMALL CAP.                    as of October 31, 1997
PORTFOLIO

===================================================================================================
                                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                           Shares             Value         Net Assets
---------------------------------------------------------------------------------------------------
BUSINESS INFORMATION SERVICES .. 1.0%
---------------------------------------------------------------------------------------------------
Gartner Group, Inc.*                                   39,200          $1,107,400           0.8%
Intelliquest Information Group, Inc.*                  15,900             270,300           0.2%
---------------------------------------------------------------------------------------------------
      Total Business Information Services                               1,377,700           1.0%
===================================================================================================
BUSINESS SERVICES .. 8.3%
---------------------------------------------------------------------------------------------------
ABR Information Services, Inc.*                        10,000             235,000           0.2%
Accustaff Inc.*                                        91,268           2,606,842           1.9%
Casella Waste Systems, Inc. - Class A*                 15,100             334,087           0.2%
Corrections Corp.*                                     32,600             994,300           0.7%
Elbit Vision Systems, Inc.*                            26,600             329,175           0.2%
Forrester Research, Inc.*                              19,400             500,762           0.4%
Lason Holdings, Inc.*                                  25,400             655,637           0.5%
MedQuist, Inc.*                                        23,300             567,937           0.4%
NCO Grupo, Inc.*                                       20,100             723,600           0.5%
Personnel Group of America, Inc.*                      39,800           1,380,562           1.0%
Romac International, Inc.*                             61,700           1,234,000           0.9%
Staffmark, Inc.*                                       27,800             861,800           0.6%
Superior Consultant Holdings Corp.*                     7,500             232,500           0.2%
TMP Worldwide, Inc.*                                   45,900             975,375           0.6%
---------------------------------------------------------------------------------------------------
      Total Business Services                                          11,631,577           8.3%
===================================================================================================
COMPUTER SERVICES .. 8.4%
---------------------------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.*                   26,900             981,850           0.7%
Cerner Corp.*                                          45,900           1,113,075           0.8%
CSG Systems International, Inc.*                       31,700           1,242,244           0.9%
Daou Systems, Inc.*                                    42,900           1,131,487           0.8%
Envoy Corp.*                                           26,800             750,400           0.5%
Fiserv, Inc.*                                          54,300           2,429,925           1.7%
Intelligroup, Inc.*                                    27,100             501,350           0.4%
Lycos, Inc.*                                           25,800             674,025           0.5%
Premiere Technologies, Inc.*                           46,400           1,577,600           1.1%

[P-I-C LOGO]                  STATEMENT OF NET ASSETS
SMALL CAP.                    as of October 31, 1997
PORTFOLIO

================================================================================================
                                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                       Shares             Value          Net Assets
------------------------------------------------------------------------------------------------
COMPUTER SERVICES, CONTINUED
------------------------------------------------------------------------------------------------
RWD Technologies, Inc.*                            19,800          $  445,500            0.3%
Security Dynamics Technologies, Inc.*              12,100             409,887            0.3%
Technology Solutions, Inc.*                        12,600             396,900            0.4%
------------------------------------------------------------------------------------------------
      Total Computer Services                                      11,654,243            8.4%
================================================================================================
COMPUTER SOFTWARE .. 11.0%
------------------------------------------------------------------------------------------------
Access Health Market*                              46,200           1,605,450            1.1%
Axent Technologies, Inc.*                          46,100           1,077,587            0.8%
CBT Group, PLC-ADR*                                 9,200             706,100            0.5%
Electronics For Imaging, Inc.*                     68,100           3,183,675            2.2%
HNC Software, Inc.*                                36,800           1,361,600            1.0%
JDA Software Group, Inc.*                          52,600           1,643,750            1.2%
Pegasystems, Inc.*                                 38,100             695,325            0.5%
Siebel Systems, Inc.*                              26,000           1,049,750            0.8%
Simulated Sciences, Inc.*                          22,900             417,925            0.3%
Transaction Systems Architects, Inc.,
  Class A*                                         59,700           2,335,762            1.6%
Wind River Systems, Inc.*                          21,550             826,981            0.6%
Xionics Document Technologies, Inc.*               32,300             492,575            0.4%
------------------------------------------------------------------------------------------------
      Total Computer Software                                      15,396,480           11.0%
================================================================================================
COSMETICS AND SOAPS .. 1.1%
------------------------------------------------------------------------------------------------
Rexall Sundown*                                    68,400           1,496,250            1.1%
================================================================================================
CREDIT AND FINANCE .. 1.4%
------------------------------------------------------------------------------------------------
Sirrom Capital Corp.                               39,500           1,989,812            1.4%
================================================================================================
DISCOUNT CHAINS .. 3.8%
------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                         132,200           5,354,100            3.8%

[P-I-C LOGO]
 SMALL CAP.                        STATEMENT OF NET ASSETS
 PORTFOLIO                         as of October 31, 1997


===================================================================================
                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value     Net Assets
-----------------------------------------------------------------------------------
DRUGS .. 5.0%
-----------------------------------------------------------------------------------
Arqule, Inc.*                                 26,500      $  569,750        0.4%
Atrix Laboratories, Inc.*                     28,100         530,387        0.4%
Dura Pharmaceuticals, Inc.*                   45,400       2,196,225        1.6%
Jones Medical Industries, Inc.                38,875       1,171,109        0.8%
Kos Pharmaceuticals, Inc.*                    32,000       1,144,000        0.8%
Medicis Pharmaceutical Corp., Class A*        27,600       1,328,250        1.0%
-----------------------------------------------------------------------------------
         Total Drugs                                       6,939,721        5.0%

===================================================================================
EDUCATIONAL PROGRAMS .. 4.4%
-----------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                  53,394       2,255,896        1.6%
Edutrek International, Inc., Class A*          5,000         122,500        0.1%
Learning Tree International, Inc.*            26,300         913,925        0.7%
Sylvan Learning Systems, Inc.*                66,100       2,784,462        2.0%
-----------------------------------------------------------------------------------
         Total Educational Programs                        6,076,783        4.4%

===================================================================================
ELECTRONICS .. 1.6%
-----------------------------------------------------------------------------------
Anicom, Inc.*                                 34,300         531,650        0.4%
DBT Online, Inc.*                             21,800         600,863        0.4%
Littlefuse, Inc.*                             23,900         731,938        0.5%
Power-One, Inc.*                              22,800         424,650        0.3%
-----------------------------------------------------------------------------------
         Total Electronics                                 2,289,101        1.6%

===================================================================================
ELECTRICAL COMPONENTS/SEMICONDUCTOR .. 4.2%
-----------------------------------------------------------------------------------
Anadigics, Inc.*                              35,100       1,298,700        0.9%
Etec Systems, Inc.*                           11,900         531,038        0.4%
Helix Technology Corp.                         6,500         292,500        0.2%
Sawtek, Inc.*                                 30,200       1,026,800        0.7%
Unitrode Corp.*                               16,300         437,044        0.3%
Vitesse Semiconductor Corp.*                  56,350       2,444,181        1.7%
-----------------------------------------------------------------------------------
         Total Electrical Components/
            Semiconductor                                  6,030,263        4.2%

[P-I-C LOGO]
 SMALL CAP.                        STATEMENT OF NET ASSETS
 PORTFOLIO                         as of October 31, 1997


===================================================================================
                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value     Net Assets
-----------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT/PERIPHERY .. 1.5%
-----------------------------------------------------------------------------------
Computer Products, Inc.*                      19,700       $ 536,825        0.4%
Level One Communications, Inc.*               13,250         596,250        0.4%
PMC-Sierra, Inc.*                             22,700         598,713        0.4%
Semtech Corp.*                                 8,600         400,438        0.3%
-----------------------------------------------------------------------------------
      Total Electrical Equipment/Periphery                 2,132,226        1.5%
===================================================================================
ELECTRICAL PRODUCTS .. 0.4%
-----------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.*         24,500         493,063        0.4%
===================================================================================
ENTERTAINMENT AND LEISURE ..2.8%
-----------------------------------------------------------------------------------
Fairfield Communities, Inc.*                  62,400       2,741,700        2.0%
Suburban Lodges of America*                   45,800       1,133,550        0.8%
-----------------------------------------------------------------------------------
         Total Entertainment and Leisure                   3,875,250        2.8%
===================================================================================
FINANCIAL SERVICES .. 3.2%
-----------------------------------------------------------------------------------
BA Merchant Services, Inc.*                   30,400         454,100        0.3%
Concord EFS, Inc.*                            33,200         985,625        0.7%
PMT Services, Inc.*                          129,000       2,080,125        1.5%
Pre-Paid Legal Services, Inc.*                34,400       1,040,600        0.7%
-----------------------------------------------------------------------------------
         Total Financial Services                          4,560,450        3.2%
===================================================================================
FOOD AND RESTAURANTS .. 0.4%
-----------------------------------------------------------------------------------
Dave & Buster's, Inc.*                        22,000         577,500        0.4%
===================================================================================
HOSPITALS .. 0.3%
-----------------------------------------------------------------------------------
Assisted Living Concepts, Inc.*               21,100         432,550        0.3%

[P-I-C LOGO]
 SMALL CAP.                        STATEMENT OF NET ASSETS
 PORTFOLIO                         as of October 31, 1997


===================================================================================
                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value     Net Assets
-----------------------------------------------------------------------------------
INSURANCE .. 1.3%
-----------------------------------------------------------------------------------
Enhance Financial Services Group, Inc.        13,600      $  718,250        0.5%
HCC Insurance Holdings, Inc.                  47,650       1,113,819        0.8%
-----------------------------------------------------------------------------------
         Total Insurance                                   1,832,069        1.3%
===================================================================================
MEDICAL/DENTAL PRODUCTS ..2.1%
-----------------------------------------------------------------------------------
Henry Schein, Inc.*                           20,800         683,800        0.5%
Medimmune, Inc.*                               4,100         163,488        0.1%
Ocular Sciences, Inc.*                        21,000         462,000        0.3%
Safeskin Corp.*                               37,700       1,710,638        1.2%
-----------------------------------------------------------------------------------
         Total Medical/Dental Products                     3,019,926        2.1%
===================================================================================
MEDICAL/DENTAL SERVICES .. 9.8%
-----------------------------------------------------------------------------------
Boron Lepore & Associates*                    21,400         521,625        0.4%
Centennial Healthcare Corp.*                  24,800         514,600        0.4%
Coast Dental Services, Inc.*                  14,500         382,438        0.3%
Concentra Managed Care, Inc.*                 62,300       2,032,538        1.5%
Minimed, Inc.*                                12,900         503,100        0.4%
National Research Corp.*                       8,400         170,100        0.1%
Omnicare, Inc.                                42,500       1,182,031        0.6%
Orthodontic Centers of America, Inc.*         77,000       1,333,063        1.0%
Paraxel International Corp.*                  44,800       1,618,400        1.2%
Quintiles Transnational Corp.*                38,000       2,755,000        2.0%
Renal Care Group, Inc.*                       42,450       1,422,075        1.0%
Total Renal Care Holdings, Inc.*              39,333       1,211,948        0.9%
-----------------------------------------------------------------------------------
         Total Medical/Dental Services                    13,646,918        9.8%
===================================================================================
MORTGAGE AND RELATED SERVICES .. 0.4%
-----------------------------------------------------------------------------------
ContiFinancial Corp.*                         18,500         526,094        0.4%

[P-I-C LOGO]
 SMALL CAP.                        STATEMENT OF NET ASSETS
 PORTFOLIO                         as of October 31, 1997


===========================================================================================
                                                                              Percentage of
EQUITY SECURITIES, CONTINUED                          Shares         Value     Net Assets
-------------------------------------------------------------------------------------------

OIL FIELD SERVICES .. 4.0%
-------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.*                                 6,000      $  664,500        0.5%
Global Industries, Ltd.*                              68,200       1,372,525        1.0%
Parker Drilling Co.*                                 141,900       2,101,894        1.5%
Patterson Energy, Inc.*                               25,800       1,444,800        1.0%
-------------------------------------------------------------------------------------------
         Total Oil Field Services                                  5,583,719        4.0%
===========================================================================================
OIL AND GAS, U.S. EXPLORATION/PRODUCTION .. 0.5%
-------------------------------------------------------------------------------------------
UTI Energy Corp.*                                     15,700         700,613        0.5%
===========================================================================================
POLLUTION CONTROL .. 2.0%
-------------------------------------------------------------------------------------------
American Disposal Services, Inc.*                     20,300         715,575        0.5%
Newpark Resources, Inc.*                              51,100       2,120,650        1.5%
-------------------------------------------------------------------------------------------
         Total Pollution Control                                   2,836,225        2.0%
===========================================================================================
REAL ESTATE INVESTMENT TRUST .. 0.8%
-------------------------------------------------------------------------------------------
Imperial Credit Commercial Mortgage
   Investment Corp.*                                  25,100         414,150        0.3%
Lasalle Partners, Inc.*                               17,900         654,469        0.5%
-------------------------------------------------------------------------------------------
         Total Real Estate Investment Trust                        1,068,619        0.8%
===========================================================================================
SPECIALTY CHAINS .. 3.9%
-------------------------------------------------------------------------------------------
CDW Computers Centers, Inc.*                          12,100         750,200        0.5%
Fastenal Co.                                          39,200       1,920,800        1.4%
Guitar Center, Inc.*                                  44,500         967,875        0.7%
Hibbett Sporting Goods, Inc.*                         39,900       1,107,225        0.8%
Starbucks Corp.*                                      22,800         752,400        0.5%
-------------------------------------------------------------------------------------------
         Total Specialty Chains                                    5,498,500        3.9%

[P-I-C LOGO]
SMALL CAP.
PORTFOLIO                     STATEMENT OF NET ASSETS
                              as of October 31, 1997

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED           Shares          Value         Net Assets
--------------------------------------------------------------------------------
TELECOMMUNICATIONS .. 6.7%
--------------------------------------------------------------------------------
Advanced Fibre Communications*         46,700       $ 1,357,219           1.0%
Davox Corp.*                           41,100         1,469,325           1.1%
MRV Communications, Inc.*              62,600         1,831,050           1.3%
P-Com, Inc.*                           68,300         1,374,538           1.0%
REMEC, Inc.*                           52,650         1,335,994           1.0%
Tel-Save Holdings, Inc.*               83,000         1,784,500           1.3%
--------------------------------------------------------------------------------
      Total Telecommunications                        9,152,626           6.7%
================================================================================
TELEPHONE .. 0.5%
--------------------------------------------------------------------------------
McLeod USA, Inc.*                      18,100           671,963           0.5%
================================================================================
TEXTILES AND SHOES .. 1.4%
--------------------------------------------------------------------------------
Novel Denim Holdings Ltd.*             37,600           761,400           0.5%
St. John Knits, Inc.                   32,300         1,298,056           0.9%
--------------------------------------------------------------------------------
      Total Textiles and Shoes                        2,059,456           1.4%
--------------------------------------------------------------------------------
      Total Equity Securities (Cost $127,484,556)   137,595,803          98.5%
================================================================================
SHORT-TERM INVESTMENTS - 1.2%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT .. 1.2%      Principal Amount
--------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.29%, dated 10/31/1997,
due 11/3/1997 (collateralized by $1,749,490
U.S. Treasury Note, 3.63%, due 7/15/2002)
(Cost $1,695,900)                  $1,695,900         1,695,900           1.2%
--------------------------------------------------------------------------------
      Total Investments
      (Cost $129,180,456)                           139,291,703          99.7%

[P-I-C LOGO]                  STATEMENT OF NET ASSETS
SMALL CAP.                    as of October 31, 1997
PORTFOLIO

================================================================================
                                                                  Percentage of
OTHER ASSETS - 1.3%                                Value            Net Assets
--------------------------------------------------------------------------------
Cash                                               $    90
Receivables:
  Investment securities sold                     1,649,007
  Shares of beneficial interest sold                70,242
  Dividends and interest                            21,402
Prepaid insurance                                    3,261
Deferred organization costs                         10,000
Other assets                                        13,254
--------------------------------------------------------------------------------
      Total other assets                         1,767,256            1.3%
================================================================================
LIABILITIES - (1.0%)
--------------------------------------------------------------------------------
Payables:
  Investment securities purchased                1,246,031
  To Advisor (Note 3)                               81,739
  Deferred Trustees' compensation (Note 3)          21,526
Accrued expenses                                    53,866
--------------------------------------------------------------------------------
      Total liabilities                          1,403,162           (1.0%)
================================================================================
TOTAL NET ASSETS - 100.0%                     $139,655,797          100.0%
--------------------------------------------------------------------------------

*Non-income producing security.



See Notes to Financial Statements.

[P-I-C LOGO]                  STATEMENT OF OPERATIONS
SMALL CAP.                    Year Ended October 31, 1997
PORTFOLIO

================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
    Dividends                                 $  115,763
    Interest                                     856,522
--------------------------------------------------------------------------------
    Total income                                 972,285
================================================================================
Expenses:
    Investment advisory fee (Note 3)           1,525,768
    Administration fees                          190,721
    Accounting services fee                       88,237
    Custodian fee                                 65,049
    Trustees' fees                                17,810
    Audit fee                                     16,301
    Amortization of organization costs            10,001
    Legal fee                                      7,500
    Miscellaneous                                 10,702
--------------------------------------------------------------------------------
    Total expenses                             1,932,089
    Less, waiver by Advisor (Note 3)             (24,879)
--------------------------------------------------------------------------------
    Net expenses                               1,907,210

================================================================================
Net investment loss                             (934,925)
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
--------------------------------------------------------------------------------
    Net realized gain on investments          72,084,822
    Change in net unrealized depreciation
        on investments                       (62,640,291)
--------------------------------------------------------------------------------
Net gain on investments                        9,444,531
================================================================================
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $ 8,509,606
--------------------------------------------------------------------------------

See Notes to Financial Statements.

[P-I-C LOGO]                  STATEMENT OF CHANGES IN NET ASSETS
SMALL CAP.
PORTFOLIO

================================================================================
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Year             Year
                                                  ended             ended
From operations:                             October 31, 1997   October 31, 1996
--------------------------------------------------------------------------------
    Net investment loss                         $  (934,925)      $ (1,037,169)
    Net realized gain on investments             72,084,822         14,963,528
    Change in net unrealized
        (depreciation) appreciation
        on investments                          (62,640,291)        18,982,622
--------------------------------------------------------------------------------
    Net increase in net assets resulting
        from operations                           8,509,606         32,908,981

================================================================================
Transactions in interests:
    Contributions by Holders                    164,160,467         57,035,094
    Withdrawals by Holders                     (234,314,952)       (18,975,416)
--------------------------------------------------------------------------------
    Net (decrease) increase in net assets
        from transactions in interests          (70,154,485)        38,059,678

================================================================================
Total (decrease) increase in net assets         (61,644,879)        70,968,659

================================================================================
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of year                               201,300,676        130,332,017
--------------------------------------------------------------------------------
End of year                                    $139,655,797       $201,300,676
--------------------------------------------------------------------------------


See Notes to Financial Statements.

[P-I-C LOGO]                  NOTES TO FINANCIAL STATEMENTS
SMALL CAP.                    October 31, 1997
PORTFOLIO

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
    P-I-C Small Cap. Portfolio (the "Portfolio") was organized on March 22, 1993 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

    A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

    B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

    C. Deferred Organization Costs. Organization costs of the Portfolio are being amortized on a straight-line basis over a period of sixty months. During the amortization period, the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro-rata portion of any then-unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

    D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported

[P-I-C LOGO]             NOTES TO FINANCIAL STATEMENTS,
SMALL CAP.               CONTINUED
PORTFOLIO

================================================================================

        on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

    E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
    The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities.

    PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average net assets. During the year ended October 31, 1997, PIC received $1,500,889 in fees from the Portfolio after deducting fees waived and expenses reimbursed of $24,879. ICAC receives an annual fee for its services at the rate of .10% of average daily net assets of the Portfolio. Fees paid to ICAC pursuant to the agreement totalled $190,721 for the year ended October 31, 1997.

    On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if

[P-I-C LOGO]             NOTES TO FINANCIAL STATEMENTS,
SMALL CAP.               CONTINUED
PORTFOLIO

================================================================================

the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.


4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
    During the year ended October 31, 1997, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, were $263,751,802 and $319,270,773, respectively. The cost of securities for federal income tax purposes was $129,258,249. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, were as follows:


        Unrealized appreciation                      $13,637,236
        Unrealized depreciation                       (3,603,782)
                                                      ----------
              Net unrealized appreciation            $10,033,454
                                                     ===========

5 - SELECTED RATIO DATA

--------------------------------------------------------------------------------------------------------------
                                     Yar             Year             Year           Year      Sept. 30, 1993*
                                    ended           ended            ended          ended         through
                               Oct. 31, 1997    Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994  Oct. 31, 1993
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets#
  Operating expenses               1.00%            1.00%            1.00%           1.00%           1.00% +
  Net investment loss              (.49%)           (.59%)           (.51%)          (.49%)          (.79%)+

Portfolio turnover rate          151.52%           53.11%           45.45%          63.89%           6.06%

Average commission rate
  paid per share**              $0.0326          $0.0307                -               -               -


*Commencement of operations.

#Net of expense reimbursements equivalent to 0.01%, 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.

+ Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

[P-I-C LOGO]             INDEPENDENT AUDITOR'S REPORT
SMALL CAP.
PORTFOLIO


================================================================================

To the Board of Trustees of
      and the holders of Interests in,
      P-I-C. Small Cap. Portfolio

We have audited the accompanying statement of net assets of P-I-C Small Cap. Portfolio as of October 31, 1997, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of P-I-C Small Cap. Portfolio as of October 31, 1997, the results of its operations, and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.

                                                 McGladrey & Pullen, LLP


New York, New York
December 5, 1997

[P-I-C LOGO]             TRUSTEES AND OFFICERS
SMALL CAP.
GROWTH FUND

================================================================================

TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P-I-C SMALL CAP. PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - P-I-C SMALL CAP. PORTFOLIO
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP


This report is intended for the information of shareholders of P-I-C Small Cap. Growth Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.





28